Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248